Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
M S C I E A F E Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.35%	5.24%	5.71%
Lipper International Multi Cap Growth Fund Classification [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.24%	3.14%	4.71%
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent	(3.82%)	2.04%	4.14%
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(5.42%)	1.29%	3.28%
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.83%)	1.73%	3.33%
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	(10.39%)	(0.36%)	2.71%
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	(6.55%)	0.08%	2.55%
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	(3.57%)	2.30%	4.71%